                                                                               .
                                                                               .
                                                                               .

  FORD CREDIT AUTO OWNER TRUST 2006-A
  MONTHLY INVESTOR REPORT

  Collection Period                                                                                                   October, 2006
  Payment Date                                                                                                           11/15/2006
  Transaction Month                                                                                                               9

  Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at
  http://www.fordcredit.com/institutionalinvestments/index.jhtml.


  I. ORIGINAL DEAL PARAMETERS                                                                                WEIGHTED AVG REMAINING
                                                        DOLLAR AMOUNT           # OF RECEIVABLES                     TERM AT CUTOFF
  Initial Pool Balance                              $3,164,999,892.01                    187,903                          52 months
  Original Securities:                                  DOLLAR AMOUNT         NOTE INTEREST RATE               LEGAL FINAL MATURITY
   Class A-1 Notes                                    $540,000,000.00                    4.7248%                  November 15, 2006
   Class A-2 A Notes                                  $500,000,000.00                     5.040%                 September 15, 2008
   Class A-2 B Notes                                  $549,951,000.00    one-month LIBOR + 0.01%                 September 15, 2008
   Class A-3 Notes                                    $901,239,000.00                     5.050%                     March 15, 2010
   Class A-4 Notes                                    $316,809,000.00                     5.070%                  December 15, 2010
   Class B Notes                                       $88,674,000.00                     5.290%                     April 15, 2011
   Class C Notes                                       $59,116,000.00                     5.480%                 September 15, 2011
   Class D Notes                                       $59,116,000.00                     7.210%                    August 15, 2012
                                                       --------------
      Total                                         $3,014,905,000.00

  II. AVAILABLE FUNDS
  INTEREST:
   Interest Collections                                                                                              $12,694,658.11

  PRINCIPAL:
   Principal Collections                                                                                             $56,323,280.04
   Prepayments in Full                                                                                               $28,559,096.62
   Liquidation Proceeds                                                                                               $1,263,492.58
   Recoveries                                                                                                            $92,203.23
                                                                                                                         ----------
     SUB TOTAL                                                                                                       $86,238,072.47
                                                                                                                     --------------
  COLLECTIONS                                                                                                        $98,932,730.58

  PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                                $195,676.82
   Purchase Amounts Related to Interest                                                                                   $1,663.29
                                                                                                                          ---------
     SUB TOTAL                                                                                                          $197,340.11

  Clean-up Call                                                                                                               $0.00
                                                                                                                              -----
  AVAILABLE COLLECTIONS                                                                                              $99,130,070.69

  Reserve Account Draw Amount                                                                                                 $0.00
  Net Swap Receipt -- Tranche A-2b                                                                                       $91,888.39
                                                                                                                         ----------
  AVAILABLE FUNDS                                                                                                    $99,221,959.08

  FORD CREDIT AUTO OWNER TRUST 2006-A
  MONTHLY INVESTOR REPORT

  Collection Period                                                                                                   October, 2006
  Payment Date                                                                                                           11/15/2006
  Transaction Month                                                                                                               9

   III. DISTRIBUTIONS                                                                                  CARRYOVER          REMAINING
   AVAILABLE FUNDS                          CALCULATED AMOUNT             AMOUNT PAID     SHORTFALL    SHORTFALL    AVAILABLE FUNDS
   Owner Trustee Fees and Expenses                      $0.00                   $0.00         $0.00        $0.00     $99,221,959.08
   Indenture Trustee Fees and                           $0.00                   $0.00         $0.00        $0.00     $99,221,959.08
   Servicing Fee                                $1,894,756.21           $1,894,756.21         $0.00        $0.00     $97,327,202.87
   Net Swap Payment -- Tranche A-2 B                    $0.00                   $0.00         $0.00        $0.00     $97,327,202.87
   Interest - Class A-1 Notes                           $0.00                   $0.00         $0.00        $0.00     $97,327,202.87
   Interest - Class A-2 A Notes                 $1,380,502.98           $1,380,502.98         $0.00        $0.00     $95,946,699.89
   Interest - Class A-2 B Notes                 $1,605,787.28           $1,605,787.28         $0.00        $0.00     $94,340,912.61
   Interest - Class A-3 Notes                   $3,792,714.13           $3,792,714.13         $0.00        $0.00     $90,548,198.48
   Interest - Class A-4 Notes                   $1,338,518.03           $1,338,518.03         $0.00        $0.00     $89,209,680.45
   Swap Termination Payment                             $0.00                   $0.00         $0.00        $0.00     $89,209,680.45
   First Priority Principal Payment                     $0.00                   $0.00         $0.00        $0.00     $89,209,680.45
   Interest - Class B Notes                       $390,904.55             $390,904.55         $0.00        $0.00     $88,818,775.90
   Second Priority Principal Payment                    $0.00                   $0.00         $0.00        $0.00     $88,818,775.90
   Interest - Class C Notes                       $269,963.07             $269,963.07         $0.00        $0.00     $88,548,812.83
   Third Priority Principal Payment            $14,907,119.02          $14,907,119.02         $0.00        $0.00     $73,641,693.81
   Interest - Class D Notes                       $355,188.63             $355,188.63         $0.00        $0.00     $73,286,505.18
   Reserve Account Deposit                              $0.00                   $0.00         $0.00        $0.00     $73,286,505.18
   Regular Principal Payment                   $65,154,228.98          $65,154,228.98         $0.00        $0.00      $8,132,276.20
   Additional Trustee Fees and                          $0.00                   $0.00         $0.00        $0.00      $8,132,276.20
   Residual Released to Depositor                       $0.00           $8,132,276.20         $0.00        $0.00              $0.00
                                                                        -------------

   TOTAL                                                               $99,221,959.08

                                                              PRINCIPAL PAYMENT:

                                                                     First Priority Principal Payment                         $0.00
                                                                     Second Priority Principal Payment                        $0.00
                                                                     Third Priority Principal Payment                $14,907,119.02
                                                                     Regular Principal Payment                       $65,154,228.98
                                                                                                                     --------------

                                                                     TOTAL                                           $80,061,348.00


   IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS      NOTEHOLDER INTEREST PAYMENTS                 TOTAL PAYMENT
                                   ACTUAL    PER $1,000 OF           ACTUAL    PER $1,000 OF              ACTUAL       PER $1,000 OF
                                                  ORIGINAL                          ORIGINAL                        ORIGINAL BALANCE
                                                   BALANCE                           BALANCE
   Class A-1 Notes                  $0.00            $0.00            $0.00            $0.00               $0.00              $0.00
   Class A-2 A Notes       $38,126,230.65           $76.25    $1,380,502.98            $2.76      $39,506,733.63             $79.01
   Class A-2 B Notes       $41,935,117.35           $76.25    $1,605,787.28            $2.92      $43,540,904.63             $79.17
   Class A-3 Notes                  $0.00            $0.00    $3,792,714.13            $4.21       $3,792,714.13              $4.21
   Class A-4 Notes                  $0.00            $0.00    $1,338,518.03            $4.23       $1,338,518.03              $4.23
   Class B Notes                    $0.00            $0.00      $390,904.55            $4.41         $390,904.55              $4.41
   Class C Notes                    $0.00            $0.00      $269,963.07            $4.57         $269,963.07              $4.57
   Class D Notes                    $0.00            $0.00      $355,188.63            $6.01         $355,188.63              $6.01
                                    -----            -----      -----------            -----         -----------              -----

   TOTAL                   $80,061,348.00           $26.56    $9,133,578.67            $3.03      $89,194,926.67             $29.58

  FORD CREDIT AUTO OWNER TRUST 2006-A
  MONTHLY INVESTOR REPORT

  Collection Period                                                                                                   October, 2006
  Payment Date                                                                                                           11/15/2006
  Transaction Month                                                                                                               9

   V. NOTE BALANCE AND POOL INFORMATION
                                               BEGINNING OF PERIOD                              END OF PERIOD
                                                    BALANCE               NOTE FACTOR              BALANCE              NOTE FACTOR
   Class A-1 Notes                                        $0.00             0.0000000                    $0.00            0.0000000
   Class A-2 A Notes                            $328,691,185.90             0.6573824          $290,564,955.25            0.5811299
   Class A-2 B Notes                            $361,528,092.75             0.6573824          $319,592,975.40            0.5811299
   Class A-3 Notes                              $901,239,000.00             1.0000000          $901,239,000.00            1.0000000
   Class A-4 Notes                              $316,809,000.00             1.0000000          $316,809,000.00            1.0000000
   Class B Notes                                 $88,674,000.00             1.0000000           $88,674,000.00            1.0000000
   Class C Notes                                 $59,116,000.00             1.0000000           $59,116,000.00            1.0000000
   Class D Notes                                 $59,116,000.00             1.0000000           $59,116,000.00            1.0000000
                                                 --------------             ---------           --------------            ---------

   TOTAL                                      $2,115,173,278.65             0.7015721        $2,035,111,930.65            0.6750169

   POOL INFORMATION
   Weighted Average APR                                                        6.595%                                        6.595%
   Weighted Average Remaining Term                                              46.02                                         45.26
   Number of Receivables Outstanding                                          143,696                                       137,736
   Pool Balance                                                     $2,273,707,446.79                             $2,186,322,843.93
   Adjusted Pool Balance (Pool Balance - YSOC Amount)               $2,122,085,353.66                             $2,041,150,159.63
   Pool Factor                                                             0.7183910                                     0.6907813



  VI. OVERCOLLATERALIZATION INFORMATION

  Specified Reserve  Balance                                                                                        $15,824,999.46
  Targeted Credit Enhancement Amount                                                                                $21,863,228.44
  Yield Supplement Overcollateralization Amount                                                                    $145,172,684.30
  Targeted Overcollateralization Amount                                                                            $151,210,913.28
  Actual Overcollateralization Amount (EOP Pool Balance -EOP  Note Balance)                                        $151,210,913.28


  VII. RECONCILIATION OF RESERVE ACCOUNT
  Beginning Reserve Account Balance                                                                                 $15,824,999.46
  Reserve Account Deposits Made                                                                                               0.00
  Reserve Account Draw Amount                                                                                                 0.00
                                                                                                                              ----
  Ending Reserve Account Balance                                                                                    $15,824,999.46
  Change in Reserve Account Balance                                                                                          $0.00

  Specified Reserve  Balance                                                                                        $15,824,999.46

  FORD CREDIT AUTO OWNER TRUST 2006-A
  MONTHLY INVESTOR REPORT

  Collection Period                                                                                                   October, 2006
  Payment Date                                                                                                           11/15/2006
  Transaction Month                                                                                                               9


  VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES                       AMOUNT
  Realized Loss                                                                                   970                $1,043,090.78
  (Recoveries)                                                                                     51                   $92,203.23
                                                                                                                        ----------
  NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                             $950,887.55
  Cumulative Net Losses Last Collection                                                                              $4,093,338.38
                                                                                                                     -------------
  CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                                   $5,044,225.93

  Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                         0.50%

  DELINQUENT RECEIVABLES:

                                                            % OF EOP POOL            # OF RECEIVABLES                       AMOUNT
  31-60 Days Delinquent                                             1.08%                       1,366               $23,687,490.57
  61-90 Days Delinquent                                             0.09%                         106                $1,874,944.13
  91-120 Days Delinquent                                            0.04%                          36                  $826,756.07
  Over 120 Days Delinquent                                          0.03%                          28                  $578,474.20
                                                                    -----                          --                  -----------

  TOTAL DELINQUENT RECEIVABLES                                      1.19%                       1,536               $26,967,664.97

  REPOSSESION INVENTORY:

  Repossesed in the Current Collection Period                                                     121                $2,065,918.52
  Total Repossesed Inventory                                                                      131                $2,672,720.61

  RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
  Second Preceding Collection Period                                                                                       0.4355%
  Preceding Collection Period                                                                                              0.4788%
  Current Collection Period                                                                                                0.5117%
  Three Month Average                                                                                                      0.4753%

  NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
  Second Preceding Collection Period                                                                                       0.1124%
  Preceding Collection Period                                                                                              0.1197%
  Current Collection Period                                                                                                0.1234%
  Three Month Average                                                                                                      0.1185%